Fair Value Measurements Fair Value Measurements Level 4 Fair Value Level 3 Roll Forwards (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Jun. 01, 2018	Dec. 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 1,290	$ 1,281	$ 859	$ 1,290	$ 1,581
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(48)	189	(77)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	(27)	(9)	19
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	134	349	353
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	92	15	144
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(268)	(182)	(240)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	87	13	150
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(77)	(354)	(263)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	(21)	(80)	(110)	(21)	(75)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	82	(25)	(231)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Purchases			(1)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	(28)	(34)	(18)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Change in Unrealized Gain (Loss)	82	(25)	134
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(65)	285	(441)
Other Comprehensive Income (Loss) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)			19
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	55	40	23	55	185
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings		0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)		0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	34	45	82
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements		0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(164)	(7)	(14)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	22	6	12
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(22)	59	97
Fair Value, Inputs, Level 3 [Member] | Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	(15)	265	38	(15)	28
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings	41	(184)	36
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Purchases	0	(41)	(1)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Settlements	0	55	28
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Sales	2	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers into Level 3	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers out of Level 3	0	0	0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(48)	281	(401)
Fair Value, Inputs, Level 3 [Member] | Reinsurance Recoverable Including Reinsurance Premium Paid [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value		40	17	22
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings		10	(34)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)		0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases		0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements		8	11
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales		0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3		0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		0	0
Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member] | Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	42	46	33	42	46
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	10	1	(4)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0	4	2
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	0	0	1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(14)	(1)	(10)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0	0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)		0	(2)
Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	1,186	890	742	1,186	1,286
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	2	(6)	(3)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	27	(9)	19
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	100	259	262
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	97	78	182
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(88)	(174)	(216)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	65	7	138
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(55)	295	166
Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member] | Asset-backed Securities [Member] | Fixed Maturities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	12	2	13	12	13
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings		0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	6	20	13
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	1	1	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	0	(4)	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	1	1	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	7	26	2
Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member] | Collateralized Debt Obligations [Member] | Fixed Maturities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	65	77	58	65	73
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings		0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	(1)	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	5	142	155
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	0	3	91
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(3)	(7)	(5)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	10	119	78
Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member] | Commercial Mortgage Backed Securities [Member] | Fixed Maturities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	17	41	37	17	26
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0	2
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	7	42	53
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	1	1	1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(15)	(1)	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	16	58
Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member] | Corporate Debt Securities [Member] | Fixed Maturities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	451	327	387	451	443
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	2	(6)	(3)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	(23)	(7)	16
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	47	17	41
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	16	2	15
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(46)	(33)	(106)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	64	6	138
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(20)	99	11
Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member] | Debt Security, Government, Non-US [Member] | Fixed Maturities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	0				1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0
Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member] | US States and Political Subdivisions Debt Securities [Member] | Fixed Maturities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	24	0		24	38
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	(1)	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales		(12)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	13	12
Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member] | Residential Mortgage Backed Securities [Member] | Fixed Maturities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	617	443	247	617	692
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	(3)	(1)	1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	35	38	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	78	71	75
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(24)	(117)	(105)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	5	23	17
Equity Contract [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs		0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings			1
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)			0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Purchases			(1)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Settlements			0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Sales			0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers into Level 3			0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)		0	(1)
Interest Rate Contract [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	(27)	(27)		(27)	(29)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings	(2)	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Purchases	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Settlements	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Sales	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers into Level 3	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers out of Level 3	0	0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(5)	1	(6)
US GMWB Hedging Instruments [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	17	45	38	17	34
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings	15	(28)	35
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Purchases	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Settlements	0	0	28
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Sales	2	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers into Level 3	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers out of Level 3	0	0	0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(17)	28	(35)
US Macro Hedge Program [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	(5)	247		(5)	23
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings	28	(156)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Purchases	0	(41)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Settlements	0	55
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Sales		0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers into Level 3	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers out of Level 3	0	0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(26)	252	(359)
Reinsurance Recoverable Including Reinsurance Premium Paid [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	22				36
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(19)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	5
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(19)	10	(34)
Consolidated Entities [Domain] | Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	2	(6)	(4)
Consolidated Entities [Domain] | Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member] | Corporate Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	2	(6)	(4)
Assets, Total [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value		1,061
Assets, Total [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs		45
Liability [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs		220	(115)
Liability [Member] | Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member] | Commercial Mortgage Backed Securities [Member] | Fixed Maturities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings			(365)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Purchases			(1)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Settlements			31
Liability [Member] | Interest Rate Contract [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs		(27)	(2)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings			6
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Settlements			31
Liability [Member] | US Macro Hedge Program [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs		$ 247	(113)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings			359
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Purchases			$ 1
Separate Accounts [Member] | Hedge Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Redemption Restriction, Percentage		51.00%	49.00%
Separate Accounts [Member] | Private Equity Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Redemption Restriction, Percentage		0.00%	0.00%
Contract Holder Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	82	$ (25)	$ 134
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	(28)	(34)	(49)
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	82	(25)	134
Liabilities, Total [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value		(140)
Guaranteed Minimum Withdrawal Benefit [Member] | Contract Holder Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	21	80	(5)	21	75
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	82	(25)	134
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	(28)	(34)	(49)
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	82	(25)	134
Fair Value, Measurements, Recurring [Member] | Contract Holder Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	$ 21	$ 80	$ (5)	$ 21	$ 75